Provisions - Maximum exposure to credit risk - Foreign office guarantees and standby letters of credit (Details) - Foreign office guarantees and standby letters of credit [Member] - CLP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Normal	$ 280,462	$ 341,329
Substandard	376	347
Non-complying
Total	280,838	341,676	$ 285,035
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Normal	249,306	332,965
Substandard
Non-complying
Total	249,306	332,965	274,563
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Normal	395	138
Substandard
Non-complying
Total	395	138	84
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Normal	30,761	8,226
Substandard	376	347
Non-complying
Total	31,137	8,573	10,388
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total